Subsequent Events (Details)	6 Months Ended
Mar. 31, 2026 USD ($)
Subsequent Events [Line Items]
Cash payable	$ 70
Loomi Entertainment [Member]
Subsequent Events [Line Items]
Equity interests percentage	70.00%